EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE
Loss for the year attributable to owners of the Company	$ (42,061)	$ (21,955)	$ (33,171)
Weighted average number of ordinary share outstanding- basic and diluted	419,546,494	419,546,514	418,314,541
Loss per share—Basic and diluted	$ (0.10)	$ (0.05)	$ (0.10)
Number of anti-dilutive instruments excluded from the computation of EPS	940,000	1,669,000	1,669,000
Options
EARNINGS PER SHARE
Number of anti-dilutive instruments excluded from the computation of EPS		729,000	729,000
Restricted shares
EARNINGS PER SHARE
Number of anti-dilutive instruments excluded from the computation of EPS	940,000	940,000	940,000